Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	$ 7,917,379	$ 8,085,107
NEW YORK
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	3,694,805	3,880,368
MASSACHUSETTS
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	1,969,570	1,927,350
GEORGIA
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	1,467,774	1,500,719
PENNSYLVANIA
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	299,851	284,756
TEXAS
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	227,649	212,447
CALIFORNIA
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	188,131	195,593
OHIO
Note 2 - Investments (Details) - Amortized Cost of State-guaranteed Receivables, by State [Line Items]
Amortized cost of state-guaranteed receivables	$ 69,599	$ 83,874